BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2022

	Shares	Value
COMMON STOCKS - 97.4%
AUSTRALIA - 4.1%
Toll Roads - 4.1%
Transurban Group	1,847,669	$18,668,797
Total AUSTRALIA		18,668,797
BRAZIL - 3.2%
Rail - 1.5%
Rumo SA (n)	1,780,006	6,946,474
Toll Roads - 1.7%
CCR SA	2,698,340	7,781,521
Total BRAZIL		14,727,995
CANADA - 7.6%
Pipelines - 4.6%
Enbridge, Inc.	454,664	20,930,219
Rail - 3.0%
Canadian Pacific Railway Ltd.	164,700	13,593,366
Total CANADA		34,523,585
CHILE - 0.8%
Water - 0.8%
Aguas Andinas SA	16,118,410	3,427,317
Total CHILE		3,427,317
CHINA - 3.6%
Airports - 0.4%
Hainan Meilan International Airport Company Ltd. (n)	792,008	1,804,894
Communications - 0.6%
China Tower Corporation Ltd. (e)	24,937,253	2,791,535
Gas Utilities - 1.6%
China Resources Gas Group Ltd.	942,239	3,965,767
ENN Energy Holdings Ltd.	224,047	3,346,351
Total Gas Utilities		7,312,118
Water - 1.0%
Guangdong Investment Ltd.	3,191,200	4,347,823
Total CHINA		16,256,370
FRANCE - 4.0%
Renewables/Electric Generation - 2.6%
Engie SA	353,000	4,640,916
Veolia Environnement SA	230,312	7,384,645
Total Renewables/Electric Generation		12,025,561
Toll Roads - 1.4%
Getlink SE	355,500	6,402,468
Total FRANCE		18,428,029
GERMANY - 0.4%
Airports - 0.4%
Fraport AG Frankfurt Airport Services Worldwide (n)	30,568	1,694,498
Total GERMANY		1,694,498
HONG KONG - 0.7%
Rail - 0.7%
MTR Corporation Ltd.	603,910	3,252,217
Total HONG KONG		3,252,217
ITALY - 4.4%
Renewables/Electric Generation - 1.1%
Hera SpA	1,333,000	4,911,003
Toll Roads - 3.3%
Atlantia SpA	730,277	15,184,410
Total ITALY		20,095,413
JAPAN - 3.7%
Gas Utilities - 0.8%
Tokyo Gas Company Ltd.	213,797	3,914,026
Rail - 2.9%
East Japan Railway Co.	158,500	9,173,588
West Japan Railway Co.	93,843	3,888,462
Total Rail		13,062,050
Total JAPAN		16,976,076
MEXICO - 2.2%
Airports - 2.2%
Grupo Aeroportuario del Pacifico SAB de CV	632,352	10,193,616
Total MEXICO		10,193,616
SPAIN - 6.3%
Airports - 2.1%
Aena SME SA (e) (n)	58,972	9,830,704
Communications - 2.6%
Cellnex Telecom SA (e)	250,100	12,035,978
Toll Roads - 1.6%
Ferrovial SA	267,463	7,113,180
Total SPAIN		28,979,862
UNITED KINGDOM - 5.3%
Electricity Transmission & Distribution - 3.1%
National Grid PLC	935,360	14,374,774
Renewables/Electric Generation - 2.2%
Drax Group PLC	228,800	2,352,891
SSE PLC	330,404	7,549,393
Total Renewables/Electric Generation		9,902,284
Total UNITED KINGDOM		24,277,058
UNITED STATES - 51.1%
Communications - 6.1%
Crown Castle International Corp.	106,400	19,641,440
SBA Communications Corp.	23,800	8,189,580
Total Communications		27,831,020
Electricity Transmission & Distribution - 8.0%
CenterPoint Energy, Inc.	364,700	11,174,408
PG&E Corp. (n)	752,467	8,984,456
Sempra Energy	97,905	16,459,789
Total Electricity Transmission & Distribution		36,618,653
Gas Utilities - 4.7%
Atmos Energy Corp.	81,100	9,690,639
NiSource, Inc.	369,280	11,743,104
Total Gas Utilities		21,433,743
Midstream - 5.5%
Cheniere Energy, Inc.	76,943	10,668,147
Equitrans Midstream Corp.	492,695	4,158,346
Targa Resources Corp.	137,091	10,346,257
Total Midstream		25,172,750
Pipelines - 1.6%
Plains GP Holdings LP	640,500	7,397,775
Rail - 3.1%
CSX Corp.	375,600	14,066,220
Renewables/Electric Generation - 22.1%
Ameren Corp.	62,213	5,833,091
CMS Energy Corp.	49,501	3,462,100
Dominion Energy, Inc.	256,600	21,803,302
Entergy Corp.	120,834	14,107,369
FirstEnergy Corp.	359,800	16,500,428
NextEra Energy, Inc.	312,500	26,471,875
Xcel Energy, Inc.	179,300	12,940,081
Total Renewables/Electric Generation		101,118,246
Total UNITED STATES		233,638,407
Total COMMON STOCKS
(Cost $370,165,323)		445,139,240
Total Investments - 97.4%
(Cost $370,165,323)		445,139,240
Other Assets in Excess of Liabilities - 2.6%		11,865,672
TOTAL NET ASSETS - 100.0%		$ 457,004,912
The following notes should be read in conjunction with the accompanying Schedule of Investments.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the total value of all such securities was $24,658,217 or 5.4% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (‘NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$18,668,797	$-	$18,668,797
Brazil	14,727,995	-	-	14,727,995
Canada	34,523,585	-	-	34,523,585
Chile	-	3,427,317	-	3,427,317
China	-	16,256,370	-	16,256,370
France	-	18,428,029	-	18,428,029
Germany	-	1,694,498	-	1,694,498
Hong Kong	-	3,252,217	-	3,252,217
Italy	-	20,095,413	-	20,095,413
Japan	-	16,976,076	-	16,976,076
Mexico	10,193,616	-	-	10,193,616
Spain	-	28,979,862	-	28,979,862
United Kingdom	-	24,277,058	-	24,277,058
United States	233,638,407	-	-	233,638,407
Total Common Stocks	293,083,603	152,055,637	-	445,139,240
Total	$293,083,603	$152,055,637	$-	$445,139,240